Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
MTU Aero Engines AG	88,337	$23,950,758

Air Freight & Logistics — 2.9%
Deutsche Post AG, Registered	1,675,685	62,523,147

Airlines — 0.4%
Deutsche Lufthansa AG, Registered	405,447	7,698,132

Auto Components — 1.1%
Continental AG	186,793	24,426,620

Automobiles — 6.6%
Bayerische Motoren Werke AG	560,869	45,329,769
Daimler AG, Registered	1,540,432	86,962,213
Volkswagen AG	55,197	10,537,948

		142,829,930

Banks — 0.5%
Commerzbank AG	1,705,208	9,891,536

Capital Markets — 3.4%
Deutsche Bank AG, Registered	3,334,038	24,056,472
Deutsche Boerse AG	321,854	49,416,525

		73,472,997

Chemicals — 7.9%
BASF SE	1,555,876	117,032,044
Covestro AG(a)	294,934	13,820,758
Evonik Industries AG	317,425	9,218,813
LANXESS AG	140,727	9,387,520
Symrise AG	218,306	21,191,602

		170,650,737

Construction & Engineering — 0.3%
HOCHTIEF AG	42,492	5,223,963

Construction Materials — 0.9%
HeidelbergCement AG	252,084	18,650,303

Diversified Telecommunication Services — 4.9%
Deutsche Telekom AG, Registered	5,646,039	94,849,038
Telefonica Deutschland Holding AG	1,503,110	4,592,460
United Internet AG, Registered(b)	210,148	7,125,059

		106,566,557

Food & Staples Retailing — 0.2%
METRO AG	309,355	4,988,513

Health Care Equipment & Supplies — 1.0%
Carl Zeiss Meditec AG, Bearer	68,653	8,402,347
Siemens Healthineers AG(a)	254,761	12,365,198

		20,767,545

Health Care Providers & Services — 3.0%
Fresenius Medical Care AG & Co. KGaA	360,876	26,484,355
Fresenius SE & Co. KGaA	707,801	38,740,127

		65,224,482

Household Products — 0.8%
Henkel AG & Co. KGaA	176,089	17,046,877

Independent Power and Renewable Electricity Producers — 0.5%
Uniper SE	341,993	11,048,490

Industrial Conglomerates — 7.8%
Siemens AG, Registered	1,295,887	167,346,367

Security	Shares	Value

Insurance — 12.1%
Allianz SE, Registered	719,022	$172,313,743
Hannover Rueck SE	102,144	18,977,144
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	244,470	70,245,430

		261,536,317

Internet & Direct Marketing Retail — 0.9%
Delivery Hero SE(a)(c)	191,656	10,143,358
Zalando SE(a)(c)(d)	234,362	10,103,737

		20,247,095

IT Services — 1.2%
Wirecard AG(d)	198,994	26,285,418

Life Sciences Tools & Services — 0.8%
QIAGEN NV(c)	384,474	16,473,575

Machinery — 1.1%
GEA Group AG	261,511	8,410,939
KION Group AG	110,926	7,365,330
Knorr-Bremse AG	82,530	8,033,268

		23,809,537

Media — 0.3%
Axel Springer SE(c)	82,418	5,679,632
RTL Group SA	3,457	165,046

		5,844,678

Metals & Mining — 0.4%
thyssenkrupp AG(d)	688,274	8,636,181

Multi-Utilities — 3.2%
E.ON SE	3,803,169	39,828,677
RWE AG	989,293	29,353,286

		69,181,963

Personal Products — 0.9%
Beiersdorf AG	170,752	19,928,506

Pharmaceuticals — 6.7%
Bayer AG, Registered	1,579,715	119,661,260
Merck KGaA	219,080	25,605,112

		145,266,372

Real Estate Management & Development — 3.8%
Aroundtown SA	1,554,524	13,509,895
Deutsche Wohnen SE	609,330	23,816,991
Vonovia SE	872,666	45,502,521

		82,829,407

Semiconductors & Semiconductor Equipment — 2.1%
Infineon Technologies AG	2,117,872	45,274,203

Software — 10.5%
SAP SE	1,664,840	226,666,435

Textiles, Apparel & Luxury Goods — 4.9%
adidas AG	305,549	95,258,025
Puma SE	141,056	10,607,035

		105,865,060

Trading Companies & Distributors — 0.7%
Brenntag AG	262,158	13,993,176

Transportation Infrastructure — 0.3%
Fraport AG Frankfurt Airport Services Worldwide	71,255	6,074,706

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.0%
1&1 Drillisch AG	14,597	$386,594

Total Common Stocks — 93.2% (Cost: $2,395,190,345)		2,010,606,177

Preferred Stocks

Automobiles — 4.0%
Bayerische Motoren Werke AG, Preference Shares, NVS	95,472	5,894,977
Porsche Automobil Holding SE, Preference Shares, NVS	259,389	19,213,640
Volkswagen AG, Preference Shares, NVS	314,375	60,826,625

		85,935,242

Chemicals — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	119,330	5,157,673

Health Care Equipment & Supplies — 0.6%
Sartorius AG, Preference Shares, NVS	60,553	12,772,289

Household Products — 1.5%
Henkel AG & Co. KGaA, Preference Shares, NVS	302,044	31,931,280

Total Preferred Stocks — 6.3% (Cost: $166,095,665)		135,796,484

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(e)(f)(g)	28,050,912	28,062,132

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(e)(f)	1,023,000	$1,023,000

		29,085,132

Total Short-Term Investments — 1.3% (Cost: $29,084,354)		29,085,132

Total Investments in Securities — 100.8% (Cost: $2,590,370,364)		2,175,487,793

Other Assets, Less Liabilities — (0.8)%		(17,521,011)

Net Assets — 100.0%		$2,157,966,782

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,070,907	(11,019,995)	28,050,912	$28,062,132	$61,940	(a)	$537	$(3,482)
BlackRock Cash Funds: Treasury, SL Agency Shares	839,000	184,000	1,023,000	1,023,000	3,845		—	—

				$29,085,132	$65,785		$537	$(3,482)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	33	12/20/19	$12,050	$689,323

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Germany ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,010,606,177	$—	$—	$2,010,606,177
Preferred Stocks	135,796,484	—	—	135,796,484
Money Market Funds	29,085,132	—	—	29,085,132

	$2,175,487,793	$—	$—	$2,175,487,793

Derivative financial instruments(a)
Assets
Futures Contracts	$689,323	$—	$—	$689,323

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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